CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 82.0%	Shares	Value
Money Market Funds - 82.0%
First American Government Obligations Fund - Class X, 5.23% (a)(b)(c)	3,578,053	$3,578,053
TOTAL SHORT-TERM INVESTMENTS (Cost $3,578,053)		3,578,053

TOTAL INVESTMENTS - 82.0% (Cost $3,578,053)		3,578,053
Other Assets in Excess of Liabilities - 18.0%		786,275
TOTAL NET ASSETS - 100.0%		$4,364,328

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(c)	A portion of this investment is a holding of CNIC Cayman Subsidiary.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Consolidated Schedule of Futures Contracts
July 31, 2024 (Unaudited)

Description (a)	Contracts Purchased	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	09/30/2024	$20,083	$(19,578)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	10/31/2024	14,710	(10,511)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	11/27/2024	17,400	(8,212)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	12/31/2024	26,380	(11,833)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	01/31/2025	28,059	(7,626)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	02/28/2025	19,776	(5,831)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	03/31/2025	7,509	(9,415)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	04/30/2025	5,346	(4,651)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	05/30/2025	4,410	(3,403)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	06/30/2025	11,252	(2,461)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	07/31/2025	26,799	(882)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	08/29/2025	33,634	1,173
California Carbon Allowance Vintage 2023 Future	23	12/24/2024	780,850	(170,499)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	09/30/2024	70,800	16,042
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	10/31/2024	48,024	2,997
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	11/27/2024	36,480	(1,574)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	12/31/2024	45,410	(1,499)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	01/31/2025	80,034	(5,011)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	02/28/2025	73,152	(13,766)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	03/31/2025	40,824	1,474
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	04/30/2025	44,299	6,246
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	05/30/2025	51,902	9,780
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	06/30/2025	62,446	(4,624)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	07/31/2025	102,685	(14,568)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	08/29/2025	135,687	1,082
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	09/30/2024	13,088	(1,373)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	09/30/2024	72,240	(10,223)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	09/30/2024	88,320	1,466
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	10/31/2024	13,910	(2,442)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	10/31/2024	76,912	(9,173)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	10/31/2024	94,171	(162)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	11/27/2024	84,288	(7,078)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	11/27/2024	16,576	(5,437)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	11/27/2024	67,360	(17,743)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	12/31/2024	102,312	(15,694)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	12/31/2024	29,383	(8,765)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	12/31/2024	79,296	(9,807)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	01/31/2025	44,898	(2,459)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	01/31/2025	106,392	5,129
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	01/31/2025	145,517	12,919
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	02/28/2025	113,952	(12,358)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	02/28/2025	80,560	(15,503)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	02/28/2025	35,344	(2,109)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	03/31/2025	21,487	273
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	03/31/2025	72,828	(1,491)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	03/31/2025	93,240	3,256
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	04/30/2025	93,878	1,936
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	04/30/2025	75,768	(4,375)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	04/30/2025	16,826	(347)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	05/30/2025	97,877	837
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	05/30/2025	79,548	(1,491)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	05/30/2025	14,280	609
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	06/30/2025	101,203	2,349
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	06/30/2025	83,832	(231)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	06/30/2025	16,850	945
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	07/31/2025	130,592	(11,586)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	4	07/31/2025	102,080	(9,216)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	07/31/2025	26,752	(1,350)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	08/29/2025	106,176	(10,226)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	08/29/2025	20,966	(667)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	08/29/2025	109,704	(7,958)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	09/30/2024	12,064	(1,020)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	10/31/2024	12,567	(2,166)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	11/27/2024	14,640	(1,341)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	12/31/2024	21,672	(4,548)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	01/31/2025	35,024	1,132
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	02/28/2025	28,384	(1,068)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	03/31/2025	17,842	576
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	04/30/2025	15,506	2,064
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	05/30/2025	13,759	(584)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	06/30/2025	15,473	676
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	07/31/2025	26,259	(2,072)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	08/29/2025	18,749	(1,457)
Regional Greenhouse Gas Initiative Vintage 2024 Future	6	12/24/2024	163,500	68,994
Total Unrealized Appreciation (Depreciation)				$(337,509)

(a)  All of the investments are a holding of the CNIC Cayman Subsidiary.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$3,578,053	$–	$–	$3,578,053
Total Investments	$3,578,053	$–	$–	$3,578,053

Other Financial Instruments(a):
Futures Contracts	$141,955	$–	$–	$141,955
Total Other Financial Instruments	$141,955	$–	$–	$141,955

Liabilities:
Other Financial Instruments(a):
Futures Contracts	$(479,464)	$–	$–	$(479,464)
Total Other Financial Instruments	$(479,464)	$–	$–	$(479,464)

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.